Income Taxes	12 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Income Taxes

Note 11 — Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2014	2013	2012
Current	$73,938	$50,553	$55,010
Deferred	(6,510)	12,485	(4,857)

	$67,428	$63,038	$50,153

All income taxes are from continuing operations reported by the Company in the applicable taxing jurisdiction. Income taxes also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.

During fiscal 2014 and 2013, the Company recognized $4,179 and $14,671, respectively, of deferred income tax expense as a result of enacted changes in tax laws or rates. The Company’s deferred income tax expense as a result of enacted changes in tax laws or rates was immaterial in fiscal 2012.

Deferred income taxes are comprised of the following components:

	As of September 30,
	2014	2013
Deferred tax assets:
Deferred revenue	$49,624	$50,623
Employee compensation and benefits	72,832	75,356
Intangible assets, computer software and intellectual property	11,481	11,518
Tax credits, net capital and operating loss carryforwards	163,913	166,639
Other	47,301	40,754

Total deferred tax assets	345,151	344,890
Valuation allowances	(128,207)	(127,202)

Total deferred tax assets, net	216,944	217,688

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(56,868)	(53,095)
Intangible assets, computer software and intellectual property	(113,920)	(109,354)
Other	(24,262)	(34,990)

Total deferred tax liabilities	(195,050)	(197,439)

Net deferred tax assets	$21,894	$20,249

The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2014	2013	2012
Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes(1)	14	13	11

Effective income tax rate	14%	13%	11%

(1)	In fiscal 2014, foreign taxes included a benefit of $18,709 attributable to the expiration during fiscal 2014 of statutes of limitations related to unrecognized tax benefits accumulated over several years in certain jurisdictions, as well as a benefit of $14,557 as a result of a tax position, which was settled during fiscal 2014. In fiscal 2013, foreign taxes included a benefit of $29,786 attributable to the expiration during fiscal 2013 of statutes of limitations related to unrecognized tax benefits accumulated over several years in certain jurisdictions.

As a Guernsey company subject to a corporate tax rate of zero percent, the Company’s overall effective tax rate is attributable to foreign taxes. The Company’s income before income tax expense is considered to be foreign income.

During fiscal 2014, the net increase in valuation allowances was $1,005, which related to the uncertainty of realizing tax benefits primarily for tax credits, net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. As of September 30, 2014, the Company had tax credits, net capital and operating loss carryforwards of $541,666, of which $133,345 have expiration dates through 2034, and the remainder do not expire.

During fiscal 2013, the net increase in valuation allowances was $10,191, which related to the uncertainty of realizing tax benefits primarily for tax credits, net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. As of September 30, 2013, the Company had tax credits, net capital and operating loss carryforwards of $527,574, of which $153,563 have expiration dates through 2033, and the remainder do not expire.

The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2014	2013	2012
Balance at beginning of fiscal year	$130,371	$133,874	$132,861
Additions based on tax positions related to the current year	22,821	19,527	20,183
Additions for tax positions of prior years	4,016	10,750	4,918
Reductions for tax positions of prior years	—	—	(5,527)
Settlements with tax authorities	(14,557)	(3,994)	(3,290)
Lapse of statute of limitations	(18,709)	(29,786)	(15,271)

Balance at end of fiscal year	$123,942	$130,371	$133,874

The total amount of unrecognized tax benefits, which includes interest and penalties, was $123,942 as of September 30, 2014, and $130,371 as of September 30, 2013, all of which would affect the effective tax rate if realized.

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes. As of September 30, 2014, the Company had accrued $20,855 in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which $1,729 was recognized in the statements of income in fiscal 2014. As of September 30, 2013, the Company had accrued $19,126 in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which $422 was recognized in the statements of income in fiscal 2013.

The Company is currently under audit in several jurisdictions for the tax years 2007 and onwards. Timing of the resolution of audits is highly uncertain and therefore, as of September 30, 2014, the Company cannot estimate the change in unrecognized tax benefits resulting from these audits within the next 12 months.

It is reasonably possible that the amount of unrecognized tax benefits may decrease by $3,675 during fiscal 2015 as a result of lapse of statutes of limitations in jurisdictions in which the Company operates.